Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive Suite 1601 Chicago, IL 60606 Telephone 312.964.3500 Fax 312.964.3501 www.stradley.com

Mark R. Greer
Partner
mgreer@stradley.com
312.964.3505

July 24, 2023

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Macquarie ETF Trust
Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Macquarie ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware.  A notification of 1940 Act registration has been filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in three series: Sustainable Global Listed Infrastructure ETF, Energy Transition ETF and Tax-Free USA Short Term ETF (each, a “Fund” and collectively, the “Funds”).  Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  Each Fund will be diversified for purposes of the 1940 Act.  Please direct questions and comments relating to this filing to me at the above number.

Sincerely, /s/ Mark R. Greer Mark R. Greer, Esq.

cc:	Bruce G. Leto, Esq.
Catherine A. DiValentino
Macquarie Asset Management

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